Biological assets (Details 1) - Level 3 [Member] - Discounted Cash Flows [Member] - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Sown Land-crops [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Parameters	Yields - Operating costs - Selling expenses - Future of sale prices
Sown Land-crops [Member] | Argentina
RangeAbstract
Increase yields	$ 34	$ 37
Increase future of sale prices	45	62
Increase operating cost	(20)	(38)
Decrease yields	(34)	(37)
Decrease future of sale prices	(45)	(62)
Decrease operating cost	$ 20	38
Sown Land-crops [Member] | Argentina | Bottom Of Range [Member]
RangeAbstract
Yields	$ 0.89
Future of sale prices	3,892
Operating cost	1,386
Sown Land-crops [Member] | Argentina | Top Of Range [Member]
RangeAbstract
Yields	15.69
Future of sale prices	20,850
Operating cost	$ 16,764
Sown Land-crops [Member] | Brazil
RangeAbstract
Increase yields	$ 1	1
Increase future of sale prices	1	1
Decrease yields	(1)	(1)
Decrease future of sale prices	$ (1)	(1)
Sown Land-crops [Member] | Brazil | Bottom Of Range [Member]
RangeAbstract
Yields	$ 3.57
Future of sale prices	383
Sown Land-crops [Member] | Brazil | Top Of Range [Member]
RangeAbstract
Yields	6.55
Future of sale prices	$ 1,193
Sugarcane Fields [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Parameters	<table border="0" cellpadding="0" cellspacing="0" style="width: 100%; border-collapse: collapse"> <tr style="vertical-align: bottom"> <td style="font: 11pt Calibri, Helvetica, Sans-Serif; width: 100%">Yields–Operating costs–Selling expenses-Future of sale prices Discount rate</td></tr> </table>
Sugarcane Fields [Member] | Brazil
RangeAbstract
Yields	$ 73.69
Future of sale prices	86.22
Operating cost	$ 56.52
Increase yields	$ 81	45
Increase future of sale prices	119	72
Increase operating cost	(92)	(54)
Decrease yields	(81)	(45)
Decrease future of sale prices	(119)	(72)
Decrease operating cost	$ 92	54
Sugarcane Fields [Member] | Bolivia
RangeAbstract
Future of sale prices	$ 24
Increase future of sale prices	$ 1	1
Increase operating cost	(1)
Decrease future of sale prices	(1)	(1)
Decrease operating cost	$ 1
Sugarcane Fields [Member] | Bolivia | Bottom Of Range [Member]
RangeAbstract
Operating cost	$ 275
Sugarcane Fields [Member] | Bolivia | Top Of Range [Member]
RangeAbstract
Operating cost	$ 465